Advertising (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Advertising [Abstract]
Advertising costs amount	$ 99,241	$ 56,771	$ 135,436	$ 71,110